CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Percentage of restricted net assets of consolidated net assets	25.00%
Veon Ltd.
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	103.00%	105.00%